Fees Summary	Sep. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 58,500,000.00
Previously Paid Amount	0.00
Total Fee Amount	8,956.35
Total Offset Amount	0.00
Net Fee	8,956.35
Narrative - Max Aggregate Offering Price	$ 58,500,000
Final Prospectus	true